Tax Payable	12 Months Ended
Dec. 31, 2024
Taxes Payable [Abstract] [Standard Label]
TAX PAYABLE

15. TAX PAYABLE

The Group’s taxes payable consists of the following:

	As of
	December 31, 2023	December 31, 2024
	RMB	RMB	US$
Income tax payable	163,527	231,807	32,247
VAT and other taxes payable	349,670	11,466,502	1,595,140
Total taxes payable	513,197	11,698,309	1,627,387

Due to the invalidation of invoices from a supplier of JYD SM by the tax authorities, the Group accrued RMB 10.8 million (approximately US$1.5 million) VAT tax payable as of Dec 31, 2024. As of the date that the Consolidated Financial Statements were available to be issued, JYD SM is coordinating with the tax authorities to properly resolve this matter.